26 Accounts Payable Related to Concessions	12 Months Ended
Dec. 31, 2019
Accounts Payable Related To Concessions [Abstract]
Accounts Payable Related to Concessions

26  Accounts Payable Related to Concessions

	Company	Grant	Signature	Closing	Discount Rate	Annual Adjustment	12.31.2019	12.31.2018
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	07.2042	5.65% p.y.	IPCA	16,890	16,709
HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	24,353	23,864
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	7,588	7,412
HPP Derivação Rio Jordão	Copel GeT	07.11.2013	02.24.2014	02.2019	7.74% p.y.	IPCA	-	47
HPP Fundão e HPP Santa Clara	Elejor	10.23.2001	10.25.2001	10.2036	11.00% p.y.	IGPM	563,756	536,131
							612,587	584,163
						Current	73,032	67,858
						Noncurrent	539,555	516,305
Discount rate applied to calculate present value
Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.
Payment to the federal government
Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.

26.1    Changes in accounts payable related to concessions

Balance as of January 1, 2018	554,954
Additions	302
Adjust to present value	(114)
Monetary variations	93,386
Payments	(64,365)
Balance as of December 31, 2018	584,163
Adjust to present value	(668)
Monetary variations	99,661
Payments	(70,569)
Balance as of December 31, 2019	612,587

26.2    Nominal value and present value of accounts payable related to concession

	Nominal value	Present value
2020	71,471	73,032
2021	71,471	64,387
2022	71,471	58,128
2023	71,471	52,482
After 2023	1,024,054	364,558
	1,309,938	612,587